Operations and Reorganization - Contractual agreements with VIEs (Details) - 12 months ended Dec. 31, 2021	CNY (¥)	USD ($)
Beijing Dasheng Zhixing Technology Co., Ltd
Contractual agreements with VIEs
Consideration for exclusive option to purchase | ¥	¥ 10
51Talk English Philippines Corporation
Contractual agreements with VIEs
Consideration for exclusive option to purchase | $		$ 1
Contractual agreements | Beijing Dasheng Helloworld Technology Co., Ltd.
Contractual agreements with VIEs
Percentage of service fee to the total consolidated profit	100.00%
Maximum number of days of free access to online service (in days)	10 days
Contractual agreements | Shenzhen Dasheng Zhiyun Technology Co., Ltd
Contractual agreements with VIEs
Percentage of service fee to the total consolidated profit	100.00%
Maximum number of days of free access to online service (in days)	10 days